RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 12, 2021	Mar. 09, 2021	Dec. 31, 2020	Nov. 23, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party							$ 89,890
Accrued expenses					$ 6,093		1,314,707
Unsecured Promissory Note
Related Party Transaction [Line Items]
Repayment of promissory note - related party	$ 89,890		$ 52,250
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000			10,000
Accrued expenses						$ 30,000	70,000
Expenses incurred			0		0	70,000	70,000
Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000		$ 1,500,000	$ 1,500,000	$ 1,500,000
Price of warrant			$ 1.50		$ 1.50	$ 1.50	$ 1.50
Outstanding Balance			$ 0		$ 0	$ 0	$ 0
Sponsor | Unsecured Promissory Note
Related Party Transaction [Line Items]
Amount available for borrowings				$ 300,000